UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549
                        Form 13F
                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hammond Associates Institutional Fund Advisors, Inc.
Address:     101 South Hanley Rd., Third Floor
St. Louis, MO 63105

Form 13F File Number 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mr. Russell O. LaMore
Title:    Vice-President
Phone:    (314) 746-1620

Signature, Place, and Date of Signing:



/s/Russell O. LaMore        St. Louis, Missouri         8/2/11
----------------------      ---------------------     -----------
      [Signature]               [City, State]           [Date]


Report Type (Check only one.):    [   ] 13F HOLDINGS REPORT
                                  [   ] 13F NOTICE
                                    [X] 13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

Name                               13F File Number:
----                               ----------------
AllianceBernstein L.P.              028-10562
Atalanta Sosnoff Capital, LLC       028-01162
Capstone Asset Management Company   028-02180
DSM Capital Partners, LLC           028-10309
Jensen Investment Management, Inc.  028-03495
Stralem & Company, Inc.             028-05653


                    FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     6

Form 13F Information Table Entry Total:     56

Form 13F Information Table Value Total:     $96,852

List of Other Included Managers:     AllianceBernstein L.P.
                                     Atalanta Sosnoff Capital, LLC
                                     Capstone Asset Management Company
                                     DSM Capital Partners, LLC
                                     Jensen Investment Management, Inc.
                                     Stralem & Company, Inc

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FORM 13F INFORMATION TABLE
As of June 30, 2011


                                                             VALUE     SHRS OR  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT  DISCRETION  MANAGER  SOLE              NONE
------------------------------  ----------------  ---------  --------  -------  ----------  -------  ----------------  -------

Abbot Laboratories              COM               002824100      215     4,086  SOLE                            4,086
Adams Express Co.               COM               006212104     2696   242,011  SOLE                          242,011
ASA Gold and Precious Metals    SHS               G3156P103      224     7,835  SOLE                                0
Baxter International            COM               071813109      228     3,820  SOLE                            3,820
BUCYRUS Int'l                   COM               118759109      823    13,039  SOLE                           13,039
CVS Caremark Corp               COM               126650100      213     5,668  SOLE                            5,668
Cephalon Inc                    COM               156708109      814    10,188  SOLE                                0
Chevron Corporation             COM               166764100      340     3,306  SOLE                            3,306
Coca Cola Co.                   COM               191216100      201     2,987  SOLE                            2,987
Colgate Palmolive               COM               194162103      214     2,448  SOLE                            2,448
Credit Suisse Nassau            ETN LKD 30MLP     22542D852     1348    55,291  SOLE                                0
iShares Inc                     MSCI CDA INDEX    464286509     4072   128,576  SOLE                          128,576
iShares TR                      MSCI GRW IDX      464288885      800    12,686  SOLE                           12,686
iShares S&P N. American Fd.     S&P NA NAT RES    464287374      923    21,141  SOLE                           21,141
iShares TR                      MSCI EAFE INDEX   464287465     1278    21,250  SOLE                           21,250
Japan Smaller Cap Fund          COM               47109U104      760    92,457  SOLE                           92,457
Johnson & Johnson               COM               478160104      204     3,067  SOLE                            3,067
JP Morgan Chase & Co.           ALERIAN ML ETN    46625H365     3890   104,767  SOLE                          104,767
Kraft Foods Inc                 CLASS A           50075N104      212     6,018  SOLE                            6,018
L-1 Identity Solutions          COM               50212A106      784    66,723  SOLE                           66,723
Lawson Software Inc.            COM               52078P102      813    72,460  SOLE                           72,460
Market Vectors ETF              GOLD MINER ETF    57060U100      664    12,163  SOLE                           12,163
McDonalds Corp                  COM               580135101      214     2,538  SOLE                            2,538
Natl Semiconductor Corp CMN     COM               637640103      826    33,564  SOLE                           33,564
Ness Technologies Inc           COM               64104X108      775   102,378  SOLE                          102,378
NICOR Inc                       COM               654086107      825    15,071  SOLE                           15,071
Orchid Cellmark Inc.            COM               68573C107      805   291,667  SOLE                          291,667
Pepsico Inc                     COM               713448108      205     2,911  SOLE                            2,911
Petroleum & Resources Corp      COM               716549100      689    23,364  SOLE                                0
PRIMEDIA Inc                    COM NEW           74157K846      809   167,149  SOLE                          167,149
Select Sector SPDR              SBI-INT-UTILS     81369Y886     1207    36,051  SOLE                           36,051
Smart Modular Technologies      ORD SHS           G82245104      780    85,153  SOLE                           85,153
SPDR S&P 500 ETF                TR UNIT           78462F103      972     7,365  SOLE                            7,365
The Southern Company            COM               842587107      202     5,002  SOLE                            5,002
UBS Ag Jersey 2040f             ALERIAN INFRST    902641646     1344    43,793  SOLE                           43,793
Union Pacific Corp. CMN         COM               907818108      205     1,964  SOLE                            1,964
Unitedhealth Group Inc          COM               91324P102      216     4,188  SOLE                            4,188
Wisdomtree Trust                EMERG MKTS ETF    97717W315      652    10,692  SOLE                           10,692
Varian Simiconductor Equip.     COM               922207105      807    13,135  SOLE                           13,135
Vanguard Specialized Portfolio  DIV APP ETF       921908844     3731    66,637  SOLE                           66,637
Vanguard Intl Equity Index      MSCI EMR MKT ETF  922042858     2132    43,850  SOLE                           43,850
Vanguard Index FDS              GROWTH ETF        922908736      569     8,796  SOLE                            8,796
iShares TR                      IBOXX INV CPBD    464287242     1823    16,553  SOLE                                    16,553
iShares Inc                     MSCI JAPAN        464286848     5854   561,266  SOLE                                   561,266
iShares Inc                     MSCI CDA INDEX    464286509     4363   137,764  SOLE                                   137,764
iShares TR                      MSCI EAFE INDEX   464287465     2038    33,888  SOLE                                    33,888
iShares Inc                     MSCI GRW IDX      464288885    13904   220,488  SOLE                                   220,488
iShares TR                      S&P 500 GRW       464287309      305     4,390  SOLE                                     4,390
iShares TR                      S&P NA NAT RES    464287374    17876   409,437  SOLE                                   409,437
Market Vectors ETF              GOLD MINER ETF    57060U100      647    11,852  SOLE                                    11,852
SPDR S&P 500 ETF                TR UNIT           78462F103     1503    11,389  SOLE                                    11,389
Spider Gold Trust ETF           GOLD SHS          78463V107     1586    10,863  SOLE                                    10,863
Vanguard Specialized Portfolio  DIV APP ETF       921908844       80     1,429  SOLE                                     1,429
Vanguard Intl Equity Index      MSCI EMR MKT ETF  922042858     4680    96,257  SOLE                                    96,257
Vanguard Index FDS              GROWTH ETF        922908736      557     8,610  SOLE                                     8,610
Vanguard Index FDS              REIT ETF          922908553     1955    32,529  SOLE                                    32,529

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